Annual Fund Operating Expenses	Nov. 13, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.57%)	[2]
Net Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 1, 2026
Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.57%)	[2]
Net Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 1, 2026
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	0.32%	[2]
Net Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 1, 2026

[1]	“Other Expenses” are based on estimated expenses for the current fiscal year for the Class A shares and the Retail Class shares.
[2]	The adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.98%, through November 1, 2026. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.